EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.07 - Schedule 9

Data Integrity Summary
Run Date - 06/15/2026 12:31:33 PM

Field Label	# Loans with Discrepancy	Total Time Compared	% Variance
Appraised Value	8	123	6.50%
DSCR	23	123	18.70%
Doc Type	98	123	79.67%
Interest Only	15	123	12.20%
Original Amortization Term	15	123	12.20%
PITI	11	123	8.94%
Property Street Address	1	123	0.81%
Property Type	21	123	17.07%
Property Zip	29	123	23.58%
QM Status	37	123	30.08%
Qualifying DTI	20	123	16.26%
Self-Employment Flag	42	123	34.15%